Short-term borrowings and long-term debt (Long-term Debt) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.18%	2.12%
Medium-term Notes | Range Start | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Medium-term Notes | Range End | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2046	2046
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.20%	2.17%
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.94%	1.35%
Unsecured Notes | Range Start | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Unsecured Notes | Range Start | Parent Company
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Unsecured Notes | Range End | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2031	2032
Unsecured Notes | Range End | Parent Company
Debt Instrument [Line Items]
Debt maturity year	2037	2036
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	7.90%	8.14%
Secured Notes | Range Start | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Secured Notes | Range End | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2021	2020
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.37%	0.37%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%
Capital Lease Obligations | Range Start
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Capital Lease Obligations | Range End
Debt Instrument [Line Items]
Debt maturity year	2035	2035
Bank Loan Obligations | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.70%	2.44%
Bank Loan Obligations | Unsecured Debt | Range Start
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Bank Loan Obligations | Unsecured Debt | Range End
Debt Instrument [Line Items]
Debt maturity year	2036	2036
Finance Receivables Securitization | Secured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.99%	1.43%
Finance Receivables Securitization | Secured Debt | Range Start
Debt Instrument [Line Items]
Debt maturity year	2018	2017
Finance Receivables Securitization | Secured Debt | Range End
Debt Instrument [Line Items]
Debt maturity year	2030	2030